Property And Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 5,912,220	$ 5,871,502
Accumulated depreciation	(1,002,347)	(727,946)
Property and equipment, net	4,909,873	5,143,556
Capitalized interest costs	0	37,100	$ 62,100
Drillships and related equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	5,891,860	5,856,564
Other property and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 20,360	$ 14,938